EQUITY - Common and preferred shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY
Shares exercise period, excluding public offerings	30 days
Shares exercise period for public offering	10 days
Common shares
EQUITY
Authorized capital	1,500,000,000
Reconciliations of common and preferred outstanding shares
Balance at beginning of the year	571,929,945	571,929,945	571,929,945
Balance at end of period	571,929,945	571,929,945	571,929,945
Preferred shares
EQUITY
Authorized capital	3,000,000,000
Reconciliations of common and preferred outstanding shares
Balance at beginning of the year	1,127,010,827	1,124,233,755	1,137,327,184
Acquisition of Treasury shares			(16,000,000)
Exercise of stock options	2,220,660	2,777,072	1,597,235
Transfer of shares			1,309,336
Balance at end of period	1,129,231,487	1,127,010,827	1,124,233,755